Segregated Funds - Investments for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities	$ 9,113	$ 6,631
Debt securities	88,727	89,089
Cash, cash equivalents and short-term securities	12,278	13,527
Investment properties	9,109	7,516
Other assets	5,434	5,152
Total assets	345,370	323,011
Less: Liabilities arising from investing activities	317,297	297,149
Total investments for account of segregated fund holders	139,996	125,921
Investments for account of segregated fund holders
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Segregated and mutual fund units	125,944	111,789
Equity securities	9,963	9,733
Debt securities	3,410	3,874
Cash, cash equivalents and short-term securities	778	693
Investment properties	446	387
Mortgages	19	19
Other assets	141	140
Total assets	140,701	126,635
Investment for account of segregated fund holders, liabilities arising from investing activities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Less: Liabilities arising from investing activities	$ 705	$ 714